Document and Entity Information	12 Months Ended
Apr. 26, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 31, 2012
Registrant Name	PIONEER SERIES TRUST X
Central Index Key	0001174520
Amendment Flag	false
Document Creation Date	May 30, 2012
Document Effective Date	May 30, 2012
Prospectus Date	Apr. 26, 2011